Commitment and Contingencies (Details) - Schedule of Contractual Obligations - Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2023 USD ($)
Lease expense [Member]
Commitment and Contingencies (Details) - Schedule of Contractual Obligations [Line Items]
Total	$ 73,667
2024	73,667
Property management expense [Member]
Commitment and Contingencies (Details) - Schedule of Contractual Obligations [Line Items]
Total	9,130
2024	$ 9,130